Supplement dated June 24, 2024 to the
Prospectus for your Variable Annuity
Issued by

EVERLAKE LIFE INSURANCE COMPANY

This supplement contains information about changes to a Portfolio Company available in your annuity contract (“Contract”) issued by Everlake Life Insurance Company.
Effective June 1, 2024, the Current Expenses for Fidelity® VIP Index 500 Portfolio – Service Class 2 was revised. Please see the sections below for pertinent information as a result of this revision.
Important Information You Should Consider About the Contract
The following replaces the Lowest Annual Cost (in dollars) in the Ongoing Fees and Expenses (as Annual Charges) section of the Fees and Expenses table. The Highest Annual Cost did not change.

Lowest Annual Cost (in dollars): Advisor $1,833 Advisor Plus $2,140 Advisor Preferred $2,140
Expense Table
The Annual Portfolio Company Expenses table and the Expense examples are deleted and replaced as follows:
Annual Portfolio Company Expenses

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.34%	1.57%

(1)	Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2023.

ADVISOR
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$12,590	$22,679	$31,649	$54,538	$11,361	$19,137	$25,986	$44,451
If you annuitize your annuity at the end of the applicable time period:	$5,590	$16,679	$27,649	$54,538	$4,361	$13,137	$21,986	$44,451
If you do not surrender your annuity at the end of the applicable time period:	$5,590	$16,679	$27,649	$54,538	$4,361	$13,137	$21,986	$44,451

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ADVISOR PLUS
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$14,392	$26,038	$35,498	$56,831	$13,167	$22,529	$29,927	$47,089
If you annuitize your annuity at the end of the applicable time period:	$5,892	$17,538	$28,998	$56,831	$4,667	$14,029	$23,427	$47,089
If you do not surrender your annuity at the end of the applicable time period:	$5,892	$17,538	$28,998	$56,831	$4,667	$14,029	$23,427	$47,089

ADVISOR PREFERRED (WITH 3-YEAR WITHDRAWAL CHARGE OPTION)
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$12,993	$22,823	$29,444	$57,579	$11,770	$19,325	$23,903	$47,950
If you annuitize your annuity at the end of the applicable time period:	$5,993	$17,823	$29,444	$57,579	$4,770	$14,325	$23,903	$47,950
If you do not surrender your annuity at the end of the applicable time period:	$5,993	$17,823	$29,444	$57,579	$4,770	$14,325	$23,903	$47,950

ADVISOR PREFERRED (WITH 5-YEAR WITHDRAWAL CHARGE OPTION)
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$12,892	$22,538	$31,998	$56,831	$11,667	$19,029	$26,427	$47,089
If you annuitize your annuity at the end of the applicable time period:	$5,892	$17,538	$28,998	$56,831	$4,667	$14,029	$23,427	$47,089
If you do not surrender your annuity at the end of the applicable time period:	$5,892	$17,538	$28,998	$56,831	$4,667	$14,029	$23,427	$47,089

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ADVISOR PREFERRED (WITH NO WITHDRAWAL CHARGE OPTION)
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$6,094	$18,107	$29,888	$58,319	$4,872	$14,621	$24,377	$48,801
If you annuitize your annuity at the end of the applicable time period:	$6,094	$18,107	$29,888	$58,319	$4,872	$14,621	$24,377	$48,801
If you do not surrender your annuity at the end of the applicable time period:	$6,094	$18,107	$29,888	$58,319	$4,872	$14,621	$24,377	$48,801
Appendix A: Portfolio Companies Available Under the Contract
The following replaces the Current Expenses for the following Portfolio Company. The Fund Type, Advisor/Subadvisors and Average Annual Total Returns appearing in Appendix A for this Portfolio Company did not change.

Portfolio Company	Current Expenses
Fidelity® VIP Index 500 Portfolio – Service Class 2	0.34%
Fidelity and Contrafund are registered service marks of FMR LLC. Used with permission.

If you have any questions, please contact your financial professional or call us at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.

Please keep this supplement together with your prospectus for future reference. No other action is required of you.

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